Other costs and other income - Other costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other costs [Abstract]
Care and maintenance	R (1,609)	R (1,378)	R (794)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	(486)	0	0
Corporate and social investment costs	(405)	(149)	(237)
Cost incurred on employee and community trusts	(204)	(469)	(429)
Onerous contract provision	(200)	(1,865)	0
Exploration costs	(36)	(183)	(12)
Non-mining royalties	(73)	(84)	(235)
Strike related costs	0	(3)	(258)
Service entity costs	(466)	(366)	(569)
Loss on deconsolidation of a subsidiary	0	0	(309)
Other	(1,243)	(1,361)	(836)
Total other costs	R (4,722)	R (5,858)	R (3,679)